Balance Sheet Components - Accounts Payable and Accrued Liabilities Disclosure (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021		Jan. 31, 2021		Jan. 31, 2020
Deferred R&D service liability	$ 13,179		$ 8,208		$ 0
Payroll and related expenses	3,873		3,229		2,248
Customer payable	0		10,000		7,254
Deferred hosting costs	3,890		2,301		0
Deferred rent	2,160		2,215		2,183
Deferred offering costs	1,129		0
Accrued interest payable	616		616		474
Withholding taxes and other taxes payable	967		841		1,664
Other accruals	2,828		2,785		4,933
Total accrued and other current liabilities	$ 28,642	[1]	$ 30,195	[1],[2]	$ 18,756	[2]

[1]	Balance includes related-party transactions entered into with Google. See Note 10.
[2]	Balance includes related-party transactions entered into with Google, LLC (“Google”). See Note 11.